Postretirement Benefit Plans (Projected Benefit Obligation and Accumulated Postretirement Benefit Obligation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Principal pension plans
Projected Benefit Obligation [Abstract]
Beginning balance	$ 68,722	$ 70,735	$ 58,113
Service cost for benefits earned		1,424	1,205	$ 1,535
Interest cost on benefit obligation		2,778	2,745	2,460
Participant contributions		155	153
Plan amendments		902	0
Actuarial loss (gain)		(4,017)	11,718
Benefits paid		(3,255)	(3,199)
Ending balance		68,722	70,735	58,113
Fair value of plan assets		45,720	48,280	48,297
Funded status of plan		23,002	22,455
Defined Benefit Plan, Amount to be Amortized from Accumulated Other Comprehensive Income (Loss) Next Fiscal Year [Abstract]
Estimated future amortization of net actuarial loss	2,450	3,288
Future amortization of prior service cost (credit)	300	205
Other pension plans
Projected Benefit Obligation [Abstract]
Beginning balance	21,618	15,589	13,535
Service cost for benefits earned		416	403	435
Interest cost on benefit obligation		555	587	523
Participant contributions		15	9
Plan amendments		(12)	(29)
Actuarial loss (gain)		(406)	2,170
Benefits paid		(576)	(493)
Ending balance		21,618	15,589	13,535
Fair value of plan assets		17,368	12,386	11,059
Funded status of plan		4,250	3,203
Defined Benefit Plan, Amount to be Amortized from Accumulated Other Comprehensive Income (Loss) Next Fiscal Year [Abstract]
Estimated future amortization of net actuarial loss	275	289
Future amortization of prior service cost (credit)	1
GE supplemental employee pension plan
Projected Benefit Obligation [Abstract]
Beginning balance	6,099	6,632
Ending balance		6,099	6,632
Principal retiree benefit plans
Projected Benefit Obligation [Abstract]
Beginning balance	6,757	10,703	9,913
Service cost for benefits earned		145	164	229
Interest cost on benefit obligation		335	424	410
Participant contributions		50	52
Plan amendments		(3,291)	(586)
Actuarial loss (gain)		(444)	1,440
Benefits paid		(691)	(704)
Ending balance		6,757	10,703	9,913
Fair value of plan assets		695	813	$ 903
Funded status of plan		6,062	$ 9,890
Defined Benefit Plan, Amount to be Amortized from Accumulated Other Comprehensive Income (Loss) Next Fiscal Year [Abstract]
Estimated future amortization of net actuarial loss	55	25
Future amortization of prior service cost (credit)	$ 165	$ 8